INVENTORIES	6 Months Ended
Jun. 30, 2020
INVENTORIES
INVENTORIES

NOTE 3:-     INVENTORIES

	June 30,	December 31,
	2020	2019
	Unaudited	Audited

Raw materials	$11,203	$10,700
Finished products	18,266	17,575

	$29,469	$28,275

In the six months ended June 30, 2020 and 2019 (unaudited), the Group wrote-off inventories in a total amount of $633 and $918, respectively.